Group employees	12 Months Ended
Dec. 31, 2017
Number And Average Number Of Employees [Abstract]
Group employees

26 Group employees

The average number of persons employed by the Group and its associates during the year, including Directors, was 91,402 (2016: 85,335).

	2017 Number	2016 Number

United States	2,168	-

APME	14,075	13,454

AMSSA	19,158	18,406

ENA	25,192	20,846

Subsidiary undertakings	60,593	52,706

Associates	30,809	32,629

	91,402	85,335

Included within the employee numbers for ENA are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.  The average number of employees in respect of RAI have been included in the associate employees up to the date of acquisition (see note 24), after which, they have been included in the United States region.

BAT Annual Report and Form 20-F 2017	1